UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   February 12, 2010
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $306,500

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100    27550   487000 SH       SOLE                   487000        0        0
APACHE CORP                    COM              037411105    26804   259800 SH       SOLE                   259800        0        0
CAREFUSION CORP                COM              14170T101    25154  1005775 SH       SOLE                  1005775        0        0
EXTERRAN HLDGS INC             COM              30225X103    21881  1020100 SH       SOLE                  1020100        0        0
FORESTAR GROUP INC             COM              346233109     4301   195686 SH       SOLE                   195686        0        0
HCC INS HLDGS INC              COM              404132102    29983  1071973 SH       SOLE                  1071973        0        0
HONDA MOTOR LTD                AMERN SHS        438128308     4038   119106 SH       SOLE                   119106        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851    40843   756500 SH  PUT  SOLE                   756500        0        0
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     2940   216000 SH       SOLE                   216000        0        0
MERCK & CO INC NEW             COM              58933Y105    23505   643275 SH       SOLE                   643275        0        0
NEXEN INC                      COM              65334H102    30812  1287600 SH       SOLE                  1287600        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     4267   145426 SH       SOLE                   145426        0        0
PRICELINE COM INC              COM NEW	        741503403     2534    11600 SH  CALL SOLE                    11600        0        0
TALISMAN ENERGY INC            COM              87425E103    25945  1391905 SH       SOLE                  1391905        0        0
URS CORP NEW                   COM              903236107    35943   807354 SH       SOLE                   807354        0        0